Warrants	6 Months Ended
Dec. 31, 2023
Warrants Textblock Abstract
Warrants

Note 19 - Warrants

On December 20, 2021 and May 13, 2022, the Company issued warrants to settle the commission of the agent in connection with the issuance of the convertible notes during the year ended June 30, 2022. The warrants entitle the holder to purchase 157,934 ordinary shares (16 shares retrospectively adjusted for effect of the Company’s common reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024) at an exercise price equal to $2 per share ($20,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024) and 386,585 ordinary shares (39 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024) of the Company’s common stock at an exercise price equal to $0.49 per share ($4,900 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024), respectively, at any time within a term of five year after issuance. The Company determined that these warrants are free standing financial instruments that are legally detachable and separately exercisable from the common stock of the Company. In accordance with the accounting guidance, the outstanding warrants are recognized as additional paid in capital on the balance sheet and are measured at their inception date fair value.

As of December 31, 2023 and June 30, 2022, the Company had approximately 55 and 55 warrants outstanding, (2,723 retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024) respectively at an average exercise price between $0.49 and $2 ($4,900 per share and $20,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024) and there were zero warrants exercised or repurchased.

The 2021 warrants were valued using the Black-Scholes value option pricing model with the following inputs: volatility of 117%; risk-free interest rate of 2.04%; expected term of 5 years; exercise price $0.49 and 0% dividend yield.

The 2022 warrants were valued using the Black-Scholes value option pricing model with the following inputs: volatility of 129%; risk-free interest rate of 0.27%; expected term of 5 years; exercise price $2 and 0% dividend yield.